Selling expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Overhead (dues, professional fees, credit card fees, etc.)	$ 14,217	$ 11,718	$ 10,469
Selling expense	33,623	31,009	29,938
Selling Expense
Disclosure of attribution of expenses by nature to their function [line items]
Payroll and employee related expenses	17,099	17,197	17,321
Travel, training, and other employee expense	1,745	1,696	1,417
Other selling expenses	$ 562	$ 398	$ 731